CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
CURRENT LIABILITIES
Accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	¥ 11,445,109	¥ 8,333,610
Advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	2,339,914	2,699,981
Accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	3,537,151	3,322,599
Amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	65,022	52,729
Deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	203,179	174,547
Securitization debt of the consolidated VIEs and VIEs' subsidiaries without recourse to the company	760,000
Short term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	907,310
NON-CURRENT LIABILITIES
Deferred tax liability of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	17,007	100,583
Deferred income-non current of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	¥ 362,649	¥ 246,902
SHAREHOLDERS' EQUITY:
Treasury shares (in shares) | shares	0
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	483,489,642	483,489,642
Common shares, shares issued | shares	114,716,587	101,508,264
Common shares, shares outstanding | shares	114,716,587	101,508,264
Treasury shares (in shares) | shares	0	1,356,918
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	16,510,358	16,510,358
Common shares, shares issued | shares	16,510,358	16,510,358
Common shares, shares outstanding | shares	16,510,358	16,510,358
Consolidated VIEs and VIEs' subsidiaries
CURRENT LIABILITIES
Accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	¥ 87,926	¥ 22,471
Advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	965,275	1,211,643
Accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	1,618,716	1,257,667
Amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	616	591
Deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	54,543	16,222
Securitization debt of the consolidated VIEs and VIEs' subsidiaries without recourse to the company	0	0
Short term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	0	0
NON-CURRENT LIABILITIES
Deferred tax liability of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	4,224	4,904
Deferred income-non current of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company	¥ 838	¥ 1,928